OTHER FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL INFORMATION
OTHER FINANCIAL INFORMATION

(12) OTHER FINANCIAL INFORMATION

Items reported in earnings include the following:

	December 31,	December 31,	December 31,
	2019	2018	2017
Research and development expense	$198.5	$165.3	$166.5
Depreciation expense	57.1	60.4	61.2
Rent expense	81.4	80.4	61.1
Advertising expense	30.3	35.2	32.6

Items reported in accrued expenses include the following:

	December 31,	December 31,
	2019	2018
Deferred revenue	$160.9	$170.5
Accrued payroll and other employee compensation	145.4	133.6
Product warranty	43.2	44.9
Litigation reserve (see Note 18)	92.9	60.0
Other (includes liabilities related to lease obligations, see note 8)	425.3	395.3
Total	$867.7	$804.3

In March 2017, Vertiv adopted the Vertiv Holding Corporation 2017 Transaction Exit Bonus Plan (the "Transaction Exit Bonus Plan"), under which participants may be entitled to receive compensation upon the occurrence of certain qualifying events. No qualifying events have occurred or were deemed probable of occurring as of December 31, 2019 because such events would be contingent and considered to be outside the grantee’s control. Therefore, the event is not probable until it occurs and no amounts were paid or accrued under the Plan as of December 31, 2019.

The change in the sales returns and allowances and allowance for doubtful accounts is as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$36.0	$28.3	$18.0
Provision charged to expense	59.6	55.3	55.3
Deductions	(43.6)	(47.6)	(45.0)
Ending balance	$52.0	$36.0	$28.3

The change in inventory obsolescence is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$30.6	$15.3	$1.2
Provision charged to expense	21.3	20.9	14.4
Write-offs and other	7.8	(5.6)	(0.3)
Ending balance	$59.7	$30.6	$15.3

The change in the income tax valuation allowance is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$208.0	$108.5	$89.0
Additions (reductions) charged to expense	17.0	105.1	1.9
Additions (reductions) charged to other accounts	(19.3)	(5.6)	17.6
Ending balance	$205.7	$208.0	$108.5